Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Issued debt instruments
Equity-linked	$ 59,645	$ 57,151	$ 54,069
Rates-linked	23,607	23,778	23,641
Credit-linked	4,197	5,354	5,225
Fixed-rate	14,180	14,352	14,250
Commodity-linked	3,140	3,462	3,592
Other	8,752	7,995	7,131
of which: debt that contributes to total loss-absorbing capacity	5,751	5,263	4,934
Total debt issued designated at fair value	$ 113,522	$ 112,092	$ 107,909
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%	100.00%
UBS AG standalone
Issued debt instruments
of which: issued with original maturity greater than one year	$ 89,883	$ 85,588	$ 82,491
Credit Suisse International standalone
Issued debt instruments
of which: issued with original maturity greater than one year	$ 2	$ 110	$ 96